Note 15 - (Loss)/Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2012	2013	2014
Income:
Net (loss)/ income	(63,984)	1,408	2,896

Earnings per share:
Weighted average common shares outstanding, basic	2,427,084	2,437,361	12,958,111

Effect of dilutive securities:
Warrants	-	-	2,785,339
Shares granted to the CEO	-	7,143	-
Weighted average common shares outstanding, diluted	2,427,084	2,444,504	15,743,449

Basic (loss)/Earnings per share	(26.36)	0.58	0.22
Diluted (loss)/Earnings per share	(26.36)	0.58	0.18